SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,529,231	$ 1,117,513
Revenue
Revenue	7,731,163	6,561,055
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	980,758	1,117,513
Revenue
Revenue	7,709,945	6,523,341
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	548,473
Revenue
Revenue	$ 21,218	$ 37,714